Other Current Assets - Schedule of Other Current Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Regulatory assets (Note 12)	$ 46	$ 37
Materials and supplies	18	19
Prepaid expenses and other assets	40	41
Other current assets	$ 104	$ 97